PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of other current assets

	2026	2025
Prepaid expenses	$356,471	$1,218,174
Deferred financing costs	12,546	14,637
Deferred offering costs	967,934	—
Other	20,154	13,475
Total prepaid expenses and other current assets	$1,357,105	$1,246,286
8.

	2025	2024
Prepaid Expenses	$1,218,174	$306,839
Deferred financing costs	14,637	22,912
Other	13,475	9,668
Total prepaid expenses and other current assets	$1,246,286	$339,418